Income Taxes - Income taxes refundable and payable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income taxes refundable	$ 86.9	$ 86.7
Income taxes payable	(439.9)	(432.3)
Net income taxes payable	$ (353.0)	$ (345.6)	$ (247.9)